Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	May 26, 2013	May 27, 2012
Current assets:
Cash and cash equivalents	$ 88.2	$ 70.5
Receivables, net	85.4	71.4
Inventories	356.9	404.1
Prepaid income taxes	6.4	12.2
Prepaid expenses and other current assets	83.4	74.9
Deferred income taxes	144.6	124.5
Total current assets	764.9	757.6
Land, buildings and equipment, net	4,391.1	3,951.3
Goodwill	908.3	538.6
Trademarks	573.8	464.9
Other assets	298.8	231.8
Total assets	6,936.9	5,944.2
Current liabilities:
Accounts payable	296.5	260.7
Short-term debt	164.5	262.7
Accrued payroll	150.5	154.3
Accrued income taxes	16.5	0
Other accrued taxes	67.6	60.4
Unearned revenues	270.5	231.7
Current portion of long-term debt	0	349.9
Other current liabilities	450.3	454.4
Total current liabilities	1,416.4	1,774.1
Long-term debt, less current portion	2,496.2	1,453.7
Deferred income taxes	356.4	312.9
Deferred rent	230.5	204.4
Obligations under capital leases, net of current installments	52.5	54.4
Other liabilities	325.4	302.7
Total liabilities	4,877.4	4,102.2
Stockholders’ equity:
Common stock and surplus, no par value. Authorized 500.0 shares; issued 131.6 and 289.0 shares, respectively; outstanding 130.3 and 129.0 shares, respectively	1,207.6	2,518.8
Preferred stock, no par value. Authorized 25.0 shares; none issued and outstanding	0	0
Retained earnings	998.9	3,172.8
Treasury stock, 1.3 and 160.0 shares, at cost, respectively	(8.1)	(3,695.8)
Accumulated other comprehensive income (loss)	(132.8)	(146.6)
Unearned compensation	(6.1)	(7.2)
Total stockholders’ equity	2,059.5	1,842.0
Total liabilities and stockholders’ equity	$ 6,936.9	$ 5,944.2